Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2023
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated June 5, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

The current Outcome Period for each Fund will end and, simultaneously, a new Outcome Period will commence on June 12, 2023 (the “New Outcome Period”). As of June 5, 2023, the estimated ranges of each Fund’s Par Up Rate, Trigger Rate, Spread and Index Caps, as applicable (each, a “rate”), for the New Outcome Period are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive rate applicable to each Fund’s New Outcome Period until the commencement of such Fund’s New Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the New Outcome Period, and (ii) the total number (for the Par Up Rate, Trigger Rate and Index Caps) or strike price (for the Spread) of options contracts on the applicable Reference Index(es) or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.